Other Assets (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Other Assets [Abstract]
Guarantee paid on behalf of guarantee service customers	$ 1,082,486
Prepaid bank service charges	181,641	320,068
Prepaid interest expense to bank	80,554
Other prepaid expense	283,800	63,762
Other receivables	156,622	305,879
Other Assets	$ 1,785,103	$ 689,709